Warrant Liability	12 Months Ended
Dec. 31, 2024
Warrant Liability [Abstract]
WARRANT LIABILITY

5. WARRANT LIABILITY

On February 22, 2021, the Company issued warrants to purchase 962,463 shares of common stock to QFL (see Note 4) in connection with its funding agreement. If on the date of initial exercise the aggregate number of warrant shares purchasable upon exercise of the warrant would yield less than an amount equal to 10% of the aggregate number of outstanding shares of capital stock of the Company (determined on a fully diluted basis), then the number of warrant shares shall be increased to an amount equal to 10% of the aggregate number of outstanding shares of capital stock of the Company (determined on a fully diluted basis), and therefore the number of shares underlying the warrants is not fixed until the date of the initial exercise. As such, the warrant issued to QFL requires classification as a liability pursuant to ASC Topic 480, Distinguishing Liabilities from Equity and is valued at its fair value as of the grant date and re-measured at each balance sheet date with the period-to-period change in the fair market value of the warrant liability reflected as a gain or loss in warrant liability and included under other income (expense).

As of December 31, 2024 and 2023, the aggregate fair value of the outstanding warrant liability was approximately $117,000 and $282,000, respectively.

The Company estimated the fair value of the warrant liability using the Black-Scholes option pricing model using the following key assumptions as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Volatility	383%	395%
Exercise price	$0.54	$0.54
Risk-free interest rate	1.37%	1.37%
Expected dividends	—%	—%
Expected term	6.1	7.1

The following schedule summarizes the valuation of financial instruments at fair value in the balance sheets as of December 31, 2023 and 2022:

	Fair Value Measurements as of
	December 31, 2024			December 31, 2023
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Liabilities
Warrant liability	—	—	117,130	—	—	281,809
Total liabilities	$—	$—	$117,130	$—	$—	$281,809

The following table sets forth a reconciliation of changes in the fair value of warrant liabilities classified as Level 3 in the fair value hierarchy:

Fair Value
Balance at December 31, 2022	$145,428
Loss on subsequent measurement	136,381
Balance at December 31, 2023	281,809
Gain on subsequent measurement	(164,679)
Balance at December 31, 2024	$117,130